Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Stockholders' Equity (Deficit)

NOTE 9– STOCKHOLDERS’ EQUITY (DEFICIT)

On February 9, 2015, we authorized the issuance of 25,000 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $2.00 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $50,000.

On April 10, 2015, we authorized the issuance of 5,612 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $1.47 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $8,250.

On July 10, 2015, we authorized the issuance of 24,038 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $1.04 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

On July 10, 2015, we authorized the issuance of 1,250,000 shares of common stock to Michael Tew, our CEO. The shares are to vest and be delivered over 2.5 years beginning with 125,000 shares on July 10, 2015, followed by 125,000 shares on the first day of each subsequent quarter. Shares will be valued at the closing stock price on the day of issuance. The first 125,000 shares were valued at $1.04 per share for total noncash compensation expense of $130,000.

On July 10, 2015, we authorized the issuance of 500,000 shares of common stock to Brandon Jennewine, our CTO. The shares are to vest and be delivered over 2.5 years beginning with 50,000 shares on July 10, 2015, followed by 50,000 shares on the first day of each subsequent quarter. Shares will be valued at the closing stock price on the day of issuance. The first 50,000 shares were valued at $1.04 per share for total noncash compensation expense of $52,000.

On July 10, 2015, we authorized the issuance of 250,000 shares of common stock to a consultant. The shares are to vest and be delivered over 2.5 years beginning with 25,000 shares on July 10, 2015, followed by 25,000 shares on the first day of each subsequent quarter. Shares will be valued at the closing stock price on the day of issuance. The first 25,000 shares were valued at $1.04 per share for total noncash compensation expense of $26,000.

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

During the year ended December 31, 2013, we sold 3,960,000 shares of common stock for total cash proceeds of $109,988.

During the year ended December 31, 2014, we sold 2,040,000 shares of common stock to B44 LLC for total cash proceeds of $200,000.

During the third quarter, we issued 675,000 share of common stock for Compensation of $1,012,500.

During the third quarter, we issued 1,000,000 shares of common stock for total cash proceeds of $500,000.

During the fourth quarter, we issued 645,667 shares of common stock for total cash proceeds of $387,400.

In connection with the Merger consummated on or about August 15, 2014, we issued a total of 6,000,000 unregistered shares of common stock to a total of 17 persons in exchange for 100% of the issued and outstanding shares of CannaSys-Colorado. Our shareholders prior to the merger retained an aggregate of 2,723,088 shares of common stock, eliminating 1,601,912 shares in consolidation. The Merger was consummated in order to raise capital for the Company to allow it to deliver its products to market